Pension and Other Postretirement Benefits - Information About Accumulated and Projected Benefit Obligations In Excess of Plan Assets (Details) - Pension Benefits - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan, Plan with Accumulated Benefit Obligation in Excess of Plan Assets [Abstract]
Accumulated benefit obligation	$ 85,069	$ 231,688
Fair value of plan assets	61,433	196,861
Defined Benefit Plan, Pension Plan with Project Benefit Obligation in Excess of Plan Assets [Abstract]
Projected benefit obligation	150,404	242,383
Fair value of plan assets	121,396	196,861
U.S.
Defined Benefit Plan, Plan with Accumulated Benefit Obligation in Excess of Plan Assets [Abstract]
Accumulated benefit obligation	79,086	103,420
Fair value of plan assets	59,591	77,680
Defined Benefit Plan, Pension Plan with Project Benefit Obligation in Excess of Plan Assets [Abstract]
Projected benefit obligation	79,086	103,420
Fair value of plan assets	59,591	77,680
Foreign
Defined Benefit Plan, Plan with Accumulated Benefit Obligation in Excess of Plan Assets [Abstract]
Accumulated benefit obligation	5,983	128,268
Fair value of plan assets	1,842	119,181
Defined Benefit Plan, Pension Plan with Project Benefit Obligation in Excess of Plan Assets [Abstract]
Projected benefit obligation	71,318	138,963
Fair value of plan assets	$ 61,805	$ 119,181